Operations	12 Months Ended
Dec. 31, 2021
Operations
Operations

1.	Operations

Companhia Paranaense de Energia (Copel, Company), with its head office located at Rua José Izidoro Biazetto, 158, bloco A, Curitiba - State of Paraná, is a publicly-held mixed capital company controlled by the State of Paraná and its shares are traded at Corporate Governance Level 1 of the Special Listing Segments of B3 S.A. - Brasil, Bolsa Balcão Stock Exchange and also on the New York Stock Exchange (NYSE) and on the Madrid Stock Exchange, in the Latin American segment (Latibex).

The core activities of Copel and its subsidiaries, which are regulated by the Brazilian Electricity Regulatory Agency (ANEEL), linked to the Brazilian Ministry of Mines and Energy (MME), are to carry out research, study, planning, and asset building activities related to the generation, transformation, distribution and trading of energy in any of its forms, primarily electricity. Furthermore, Copel has participations in consortiums and in private sector and mixed-capital companies for the purpose of engaging in activities, primarily in the fields of energy and natural gas. On August 03, 2021 the divestment is telecommunications participation was concluded (Note 41).

a)	Coronavirus pandemic (Covid-19) and its impacts

Coronavirus is a family of viruses discovered in 2019 after cases registered in China and causes the disease called Covid-19, which has clinical symptoms ranging from asymptomatic infections to severe respiratory conditions. On February 26, 2020 the first case of infection was identified in Brazil, in the city of São Paulo and on March 11, 2020, World Health Organization - WHO attributed the status of pandemic to coronavirus, in view of the spread of contamination throughout the world. In Brazil, federal state and municipal governments have implemented several measures of action with the public health emergency. In the state of Paraná, measures included social isolation and restrictions on the operation of non-essential activities as a way to slow the spread of the disease, as well as expanding vaccination for the general population. After an aggravation cycle of the pandemic that lasted until mid-June 2021, there was a reduction in social isolation and increase in economic activity from this period, mainly due to the advance of vaccination, which reflected in the decrease in severe cases of the disease, even with the increase in infections by the Ômicron variant in late 2021 and early 2022.

As of March 2020, Copel’s Management issued rules that aim to ensure compliance with the measures to contain the spread of the disease in the Company and minimize its impacts and potential impacts on the administrative, operations and economic-financial areas.

Accordingly, Copel established a Contingency Commission, whose objective is to monitor and mitigate the impacts and consequences in the main activities of the Company. The 4 pillars defined are: (i) safety of personnel, (ii) continuity of essential activities, (iii) monitoring of the guidelines and requirements of regulatory bodies, and (iv) preservation of adequate financial conditions to withstand the crisis

Among the main initiatives implemented by the Company, there are actions to prevent and mitigate the effects of contagion in the workplace, such as: adoption of home office in areas where it is possible to adopt this format, travel restrictions, meetings by video conference, daily monitoring of the health and well-being of employees and contingency protocols in order to fully maintain the operations of the electric power and piped gas infrastructure, preserving the health of its professionals, their safe access to locations, an environment that preserves distance between individuals, hygiene and access to personal protective equipment.

Likewise, Copel has adopted several activities in favor of its customers, maintaining the reliability and availability of its plants, the transmission and distribution systems of electric power and gas, so that they can remain connected and take advantage of Company services in this moment of pandemic.

Effects from coronavirus (Covid-19) on the financial statements

Copel has been continuously monitoring energy load projections and from the second quarter of 2021 there was a resumption of most sectors of the economy, the load in the National Interconnected System - SIN in 2021 increased by 4.1% compared to 2020, the result of which is mainly attributed to the progressive reduction of restrictive measures to combat Covid-19.

With regard to the implementation schedule of energy distribution, generation and transmission projects, or even on the availability of existing assets resulting from local actions that prevent access to facilities or problems with suppliers in the sector, also affected by the downturn, Management, diligently, continues to monitor the deadlines for construction works in progress and has maintained continuous communication with the concession regulator regarding any delays that may occur until the normalization of commercial activities in the overall market. The Company’s construction in progress to date have not had any significant delays.

With the objective of mitigating the impacts and consequences on its main activities, Copel has been continuously monitoring its contracts, liquidity in the energy market and the short-term energy price, as well as communicating with the Regulatory Body of the Brazilian energy sector for the implementation of guidelines ensuring maintenance of economic and financial sustainability of the entire chain of energy generation, transmission, sale and distribution.

In this scenario, for the purposes of preparing and disclosing these financial statements, the Company’s management evaluated its estimates in order to identify the possible impacts of Covid-19 on the Company’s business, as follows:

a.1) Expected credit losses

A potentially relevant risk in the emergence of Covid-19 is related to customer default. In this scenario, the Company maintains regular contact with its main customers, adding flexibility to the collection policy during the pandemic period and increasing the level of digitalization in the relationship with Copel.

In relation to the captive energy distribution market, Copel, after the end of the restrictions imposed by Aneel, resumed the collection actions with defaulting consumers and created special conditions for debt payment in installments, providing conditions to consumers in remaining compliant with the Company.

On March 26, 2021, Aneel Resolution No. 928 was issued, which prevents the suspension of energy supply to low-income consumers and some other consumer groups, with no relevant impact for Copel, given that these consumers are already covered by the State Law No. 20.187/2020 which also deals with the prohibition of power supply cuts.

In the area of energy contracts entered into on the free market, to reduce the impact on collection and avoid future legal disputes, Copel renegotiated with customers with difficulties in complying with contracts, proposing installment payments and postponing the maturity of invoices.

Both the Company’s accounts receivable position as well as the estimates of expected credit losses recorded on December 31, 2021 reflect, in a timely manner, the best analysis by Management at this time on the quality and recoverability of this financial asset.

Although the loss indicator has not significantly deteriorated, the Company may face pressure on this indicator if the pandemic lasts longer and if implemented stricter restrictions on social distancing.

a.2) Impairment of non-financial assets - impairment

On December 31, 2021 the assumptions of the Company’s relevant non-financial assets were assessed individually and Management did not identify that any asset may have suffered additional impairment as a result of the economic consequences of the pandemic, in addition to the entries shown in Note 18.4.

The most significant entry recorded occurred at the UEG Araucária thermoelectric plant, with the reversal in June 30, 2021 of the entire impairment recognized in previous periods, considering that the estimates of its cash flows are affected by the increase in dispatch from thermal plants, due to unfavorable hydrological conditions associated with operational policies of the National Operator of the Electric System – ONS to guarantee energy supply, including the restoration of the reservoirs of the hydroelectric plants, which makes the plant’s future dispatch assumptions have longer periods than previous projections.

In relation to the projections for hydroelectric and wind projects, the main assumptions applied in the preparation of cash flow models did not have a significant impact in the short term, given that most of the energy is already contracted and the amount of energy exposed to Settlement Price of the Differences (PLD) is not significant. In the medium and long term, there was an improvement in the prices practiced in the free market on the portion of non-contracted energy. Finally, in the long term, the expected GSF assumption used to calculate the impairment did not change significantly, accordingly evidencing the recoverability of assets.

a.3) Recovery of deferred tax assets

The Company has a balance of R$963,259 related to deferred tax assets on income tax and social contribution losses and temporary differences recorded at December 31, 2021. The Company assessed its estimates of expected future taxable income and did not identify the need for a provision for loss.

a.4) Fair value of future energy purchase and sale operations

The variation in the mark-to-market of electric power purchase and sale agreements occurred mainly due to the increase in the discount rate, which uses as a reference the rate of return of NTN-B disclosed by Anbima. In the medium and long-term, future electric power prices did not change significantly. Therefore, currently, the effects of the pandemic did not have a significant impact on the fair value of the Company’s future energy purchase and sale operations.

a.5) Fair value of other assets and liabilities

At the present time, the effects of the pandemic did not have a significant impact on the fair value of the Company’s assets and liabilities, mainly on assets originating from concession agreements that are made in the long-term and are contractually guaranteed to receive residual balance at the end of the concession and/ or right to receive cash during the concession. Accordingly, considering that there were no changes in long-term estimates and assumptions, and that the Company’s assets are essential and indicate continuity of operations and cash flows in the medium and long term, up to the present date, its effects did not have a significant impact on the fair value of the Company’s assets and liabilities.

a.6) Post-employment benefits

The Company’s management has constantly monitored the fair value of the actuarial asset of the post-employment benefit plans due to the instability of the interest rate, which is determined based on market data. Despite the economic instability in this pandemic period, the pension plan surplus remained in 2021 due to the increase in discount rates that reduced the present value of actuarial liabilities and offset the fall in the fair value of financial assets. As shown in Note 24, the benefit plans did not generate additional obligations.

a.7) Liquidity

The Company has met its expected liquidity ratios and Management believes the financial situation and working capital are within its sufficient requirements.

At December 31, 2021, the Company’s net working capital totals R$3,209,879 (R$1,753,039, at December 31, 2020) with a balance of cash and cash equivalents of R$3,472,845, compared to the balance of R$3,222,768 at December 31, 2020.

The Company has been monitoring its financial liquidity, considering raising funds and implementing cost reduction actions, with the objective of guaranteeing compliance with financial obligations in due time.

a.8) Other assets

The Company has not identified any changes in circumstances that indicate impairment of other assets. It should be noted that the Company records changes in sectorial financial assets and liabilities, updated up to the date of the tariff adjustment/review when, the Granting Authority ratifies the transfer on the tariff base and the Company transfers it to the consumer during the next annual cycle, which at Copel occurs as of June 24 of each year.

In view of the above, it should be noted that there was no significant or material impact on the Company’s business that could change the measurement of its assets and liabilities presented in the financial statements at December 31, 2021, and until the date of this publication. However, considering that, like all companies, Copel is exposed to risks arising from any legal and market restrictions that may be imposed, it is not possible to ensure that there will be no impact on operations or that the result will not be affected by the future consequences of the pandemic.

b)	Renegotiation of the Hydrological Risk (Generation Scaling Factor-GSF)

On September 9, 2020, Law No. 14,052 was published, which amended Law No. 13,203/2015, establishing new conditions for renegotiating the hydrological risk related to the portion of the costs incurred with the GSF, assumed by the holders of the hydroelectric plants participating in the Energy Reallocation Mechanism (MRE) since 2012, with the worsening of the water crisis.

The purpose of the legal amendment was to compensate the owners of the hydroelectric power plants participating in the MRE for non-hydrological risks caused: (i) for generation projects called structuring, related to the anticipation of the physical guarantee, (ii) for the restrictions on the start-up of transmission facilities necessary for the flow of the generation of structuring and (iii) for generation outside the order of merit and import. Such compensation will occur upon the extension of the grant, limited to seven years, and calculated based on the values of the standards applied by Aneel.

On December 1, 2020, Aneel Normative Resolution No. 895 was issued, which establishes the methodology for calculating the compensation and the procedures for renegotiating the hydrological risk. To be eligible for the compensation provided for in Law No. 14,052, holders of hydroelectric power plants participating in the MRE must: (i) withdraw any lawsuits whose purpose is the exemption or mitigation of hydrological risks related to the MRE, (ii) waive any allegation and/or new actions in relation to the exemption or mitigation of the hydrological risks related to the MRE, (iii) not having renegotiated the hydrological risk on terms of the Law No. 13.203/2015.

In the renegotiation of the hydrological risk, Management exercised its judgment in the development and application of the accounting policy, as provided for in IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, using the precepts of IAS 38 by analogy, in order to deal with it is essentially an intangible asset related to the concession right resulting from compensation for costs incurred in previous years. Additionally, considering also by analogy of the referred IAS 38, the constituted asset, in case of renegotiation of the non-hydrological risk, was recognized at fair value, considering the best estimate of the Company.

Copel’s plants with the right to extend the concession, pursuant to Aneel Ratification Resolution No, 2.919 of August 03, 2021 and No. 2.932, of September 17, 2021, are listed below:

Aneel Homologation	Company	Plant	Lease End Date (Current)	Extension (days)	Concession end date (After adhesion)	Interest %
REH 2.919/2021	Copel GeT	APUCARANINHA	10.12.2025	472	01.27.2027	100
	Copel GeT	CAPIVARI/CACHOEIRA(GPS)	01.05.2046	2,555	01.03.2053	100
	Copel GeT	CAVERNOSO	01.07.2031	898	06.23.2033	100
	Copel GeT	CHAMINE	08.16.2026	717	08.02.2028	100
	Copel GeT	DERIVAÇÃO DO RIO JORDÃO	11.15.2029	949	06.21.2032	100
	Copel GeT	GUARICANA	08.16.2026	705	07.21.2028	100
	Copel GeT	SALTO CAXIAS (GJR)	05.04.2030	1,051	03.20.2033	100
	Copel GeT	SAO JORGE	12.03.2024	598	07.24.2026	100
	Copel GeT	SEGREDO (GNB)	11.15.2029	1,045	09.25.2032	100
REH 2.932/2021	Copel GeT	CAVERNOSO 2	02.28.2046	1,742	12.06.2050	100
	Copel GeT	COLÍDER	01.17.2046	13	01.30.2046	100
	FDA (a)	GOV. BENTO MUNHOZ	09.17.2023	461	12.21.2024	100
	Copel GeT	MAUA	07.03.2042	1,789	05.27.2047	51
	Copel GeT	UHE BAIXO IGUAÇU	10.30.2049	34	12.03.2049	30
	ELEJOR	FUNDÃO	05.28.2037	1,110	06.11.2040	70
	ELEJOR	SANTA CLARA	05.28.2037	1078	05.10.2040	70
(a) Copel GeT subsidiaries

On September 20, 2021 and September 28, 2021, the Board of Directors of Elejor and Copel GeT, respectively, approved the adhesion to the renegotiation of the hydrological risk of the portion of physical guarantee not renegotiated in the Regulated Contracting Environment - ACR, through the extension of grant of its hydroelectric plants participating in the energy reallocation mechanism - MRE. With the approval of the Board of Directors of adherence to the terms of the Law, which includes the waiver of future questions or lawsuits in relation to the hydrological risks in question, the Company recognized an intangible asset referring to the right to the extension of the grant, in return to the item “Operating costs” as a cost recovery, in the amount of R$1,570,543 with a positive impact on its operating result and R$1,036,558 in net income.

1.1	Copel’s equity interests

Copel has direct and indirect interests in subsidiaries (1.1.1), joint ventures (1.1.2), associates (1.1.3) and joint operations (1.1.4).

1.1.1	Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL) - Note 41	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Serviços S.A. (Copel SER)	Curitiba/PR	Production of electricity	100.0	Copel
Copel Comercialização S.A. (Copel COM)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária S.A. (UEGA)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e
Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Brownfield Investment Holding Lltda. (Brownfield) - Note 1.2	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Ventos de Serra do Mel B S.A. - Note 1.2	Serra do Mel/RN	Control and management of interests	68.84	Copel GeT
			31.16	Brownfield
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A.	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (FDA)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A. (a) (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Eol Potiguar B61 SPE S.A. (c) - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Eol Potiguar B141 SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B142 SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Potiguar B143 SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A. - Note 1.2	Serra do Mel/RN	Production of electricity from wind sources	100.0	Serra do Mel
(a) Pre-operating stage.
(b) SPEs established with 0.1% interest in Cutia. The transfer of all shares to Copel GeT was concluded in 2021.
(c) Wind farm with 99.99992% interest in Copel Get and 0.00008% in Brownfield.

1.1.2	Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Solar Paraná GD Participações S.A. (a)	Curitiba/PR	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (b)	Curitiba/PR	Exploration of oil and natural gas	30.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A.	Jundiaí/SP	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT

(a) Holding of 6 Special Purpose Entities (SPEs) operating in the distributed generation sector (photovoltaic plants): Pharma Solar II, Pharma Solar III, Pharma Solar IV, in commercial operation, and Bandeirantes Solar I, Bandeirantes Solar II and Bandeirantes Solar III, in pre-operating stage.
(b) Company closed in July 26, 2021.

1.1.3	Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.03	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel

1.1.4	Joint operations (consortiums)

Joint operations - Consortiums	Consortium members	Interest (%)
Consórcio Energético Cruzeiro do Sul (Note 18.3)	Copel GeT	51.0
	Eletrosul Centrais Elétricas S.A.	49.0
Consórcio Empreendedor Baixo Iguaçu (Note 18.3)	Copel GeT	30.0
	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.)	70.0
Consórcio Copel Energia a Gás Natural (a)	Copel	49.0
	Shell Brasil Petróleo Ltda.	51.0
Consórcio Paraná IP (b)	Copel	49.0
	Consórcio BRC	51.0
a)	Consórcio Copel Energia a Gás Natural

In July 2020, Consórcio Copel Energia a Gás Natural was created with the purpose of developing technical, economic-financial and socio-environmental feasibility studies of natural gas thermoelectric generation projects. The object planned for the consortium is under development.

b)	Consórcio Paraná IP

In September 2020, the Consórcio Paraná IP was created, with the objective of participating in studies and tenders for modernization of public lighting systems and development of smart cities solutions. However, the Company deepened the prospecting of business opportunities and the analysis of attractiveness to operate in the segment, considering the recent concessions made by municipalities to establish Public-Private Partnerships and the discount levels presented by potential competitors and decided to not prioritize its performance in this service currently. The consortium’s termination process was completed on May 25th, 2021 with registration with the Paraná Commercial Registry.

1.2	Business combination – Vilas Wind Complex

According to Material Fact 19/21, on November 30, 2021 Copel GeT completed the acquisition of 100% of the Vilas Wind Complex as part of the Company’s strategy of sustainable growth in renewable energy, expanding the diversification of the generation matrix aligned with the Investment Policy.

The project comprises 5 wind farms with 186.7 MW of installed capacity located in the Municipality of Serra do Mel - RN, fully in operation.

The table below shows the equity interests acquired. Copel GeT took control over these companies that, until then, were directly or indirectly controlled by Voltalia S.A.:

	Interest
Subsidiaries	%	Investor
Brownfield Investment Holding Lltda. (Brownfield)	100.0	Copel GeT
Ventos de Serra do Mel B S.A.	68.84	Copel GeT
	31.16	Brownfield
Eol Potiguar B61 SPE S.A.	99.99992	Copel GeT
	0.00008	Brownfield
Eol Potiguar B141 SPE S.A.	100.0	Ventos de Serra do Mel
Eol Potiguar B142 SPE S.A.	100.0	Ventos de Serra do Mel
Eol Potiguar B143 SPE S.A.	100.0	Ventos de Serra do Mel
Eol Ventos de Vila Paraíba IV SPE S.A.	100.0	Ventos de Serra do Mel

Copel GeT preliminarily measured the fair value of the identified assets acquired and liabilities assumed at the acquisition date. The table below shows the consolidated amounts of all companies acquired:

	Adjusted	Fair value	Fair value at the
	book value (a)	adjustment	acquisition date
Assets acquired	901,059	277,120	1,178,179
Cash and cash equivalents	76,350	-	76,350
Bonds and securities	13,236	-	13,236
Trade accounts receivable	23,585	-	23,585
Other receivables	341	-	341
Income tax and social contribution	476	-	476
Other recoverable taxes	64	-	64
Prepaid expenses	24	-	24
Property, plant and equipment	754,557	-	754,557
Intangible assets	10,275	277,120	287,395
Right-of-use asset	22,151	-	22,151
Liabilities assumed	580,495	94,221	674,716
Suppliers	11,229	-	11,229
Income tax and social contribution	117	-	117
Other taxes due	2,905	-	2,905
Deferred income tax and social contribution	3,191	94,221	97,412
Loans and financing	514,273	-	514,273
Lease liability	22,379	-	22,379
Other accounts payable	26,401	-	26,401
Net assets acquired	320,564	182,899	503,463
(a) Book value of investees adjusted to the Company’s practices before the allocation of fair value in the business combination.

The authorization right and the deferred tax liability generated in the business combination were recorded in Copel GeT’s investment. In the consolidated balance sheet, these amounts will comprise the balances of intangible assets and deferred income tax and social contribution.

The table below shows the consideration transferred for the assets acquired and the goodwill determined as a result of the recognition of the deferred tax liability in the business combination:

Consideration amount	597,684
(-) Fair value of net assets acquired	503,463
Goodwill	94,221

The amount paid is supported by the projections of discounted cash flows from the operations of the projects acquired. Of the total consideration, Copel GeT disbursed R$578,236 in November 2021 and the remainder will be paid during the first half of 2022 when prices will also be adjusted in accordance with the contractual provisions. Considering the cash acquired from the subsidiary in the amount of R$76,350, the net effect on the Company’s cash was R$501,886, as shown in the Statements of Cash Flows.

Had this business combination been carried out on January 1, 2021, the net operating revenue would have increased by R$78,071, totaling R$24,062,358, and the net income for the year would have increased by R$45,792, totaling R$5,094,394.